DEBT. (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Long-term borrowings are summarized as follows
Total debt	$ 244,385	$ 233,505		$ 244,425
Less unamortized debt discount	(150)	(690)		(1,409)
Less unamortized debt financing costs	(1,019)	(1,377)		(1,925)
Less short-term portion	(144,543)	(146,671)	[1]	(20,000)
Long-term debt	98,673	84,767	[1]	221,091
Term Loan [Member] | Illinois Corn Processing, LLC [Member]
Long-term borrowings are summarized as follows
Term debt	12,000	16,500		22,500
Parent Notes Payable [Member]
Long-term borrowings are summarized as follows
Notes payable	63,200	66,948		68,948
Revolving Credit Facility [Member] | Illinois Corn Processing, LLC [Member]
Long-term borrowings are summarized as follows
Term debt	18,000	18,000		18,000
Kinergy Marketing LLC [Member]
Long-term borrowings are summarized as follows
Line of credit	2,200	10,200
Kinergy Marketing LLC [Member] | Line of Credit [Member]
Long-term borrowings are summarized as follows
Line of credit	79,685	57,057		49,477
Pacific Ethanol Pekin, Inc [Member] | Term Loan [Member]
Long-term borrowings are summarized as follows
Term debt	39,500	43,000		53,500
Pacific Ethanol Pekin, Inc [Member] | Revolving Credit Facility [Member]
Long-term borrowings are summarized as follows
Term debt	$ 32,000	$ 32,000		$ 32,000

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.